Annual Fund Operating Expenses	0 Months Ended
	Jan. 28, 2012
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.52%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.29%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.59%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.34%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.36%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Institutional) | (Delaware Foundation® Equity Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	9.14%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	9.81%
Fee waivers and expense reimbursements	(8.86%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.52%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.47%
Fee waivers and expense reimbursements	(0.34%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class B
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.17%
Fee waivers and expense reimbursements	(0.29%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.17%
Fee waivers and expense reimbursements	(0.29%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.52%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.77%
Fee waivers and expense reimbursements	(0.39%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.59%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.39%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class B
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.59%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.24%
Fee waivers and expense reimbursements	(0.34%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.59%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.24%
Fee waivers and expense reimbursements	(0.34%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.59%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.84%
Fee waivers and expense reimbursements	(0.44%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.23%
Other expenses	0.36%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.11%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class B
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.11%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.11%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.36%
Acquired fund fees and expenses	none	[1]
Total annual fund operating expenses	1.61%
Fee waivers and expense reimbursements	(0.21%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Retail) | (Delaware Foundation® Equity Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	9.14%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	10.11%
Fee waivers and expense reimbursements	(8.91%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
(Retail) | (Delaware Foundation® Equity Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	9.14%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	10.81%
Fee waivers and expense reimbursements	(8.86%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
(Retail) | (Delaware Foundation® Equity Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	9.14%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	10.41%
Fee waivers and expense reimbursements	(8.96%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%

[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[7]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[9]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.